UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)

(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

November 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Queens Road Value Fund

Queens Road Small Cap Value Fund

Each a series of the

Bragg Capital Trust

November 30, 2005

Board of Trustees

Benton Bragg

Steven Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Robert Carter

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen McCurdy Ltd

826 Westpoint Parkway Suite 1250

Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

Dear Fellow Shareholders:

In the first half of our current fiscal year (5/31/05 – 11/30/05) stocks managed to pull out  positive returns despite serious headwinds from rising interest rates, soaring oil prices and massive hurricane destruction.  Our funds’ limited exposure to the energy sector has contributed to our underperformance relative to our benchmarks.  (Specific return information for each fund is provided below.)

Throughout this year the Federal Reserve has continued its current policy of tightening by raising the Fed Funds rate (It has raised it 13 times since June of 2004), yet the 10-year treasury note has held up very strong with the torrent of foreign investment continuing to keep yields down.  The resulting flattened yield curve has many economists worried that economic growth is destined to slow.   This could perhaps lead the incoming Fed Chairman Ben Bernanke to switch the central bank’s stance from a policy of tightening monetary policy to a more accommodative one.  What to do??  We believe it to be a fool’s errand to spend a great deal of energy and time trying to predict the unknowable.  Instead, we spend our time scouring the investment landscape for companies which we believe have excellent managements that have shown the ability to create shareholder wealth over the long haul.  We come up with a reasonable expectation of the worth of these companies and if we can purchase them for less than that amount, we add them to the portfolios.  Our process does not incorporate guesstimates of unknowable things such as interest rate movements or future oil prices.  Our conviction is that whatever happens in the macro environment, we are invested in companies whose managements will adjust and manage their businesses to maximize the value of their companies.

Although we don’t know what the future will bring, we believe that we are invested in businesses that are well managed, reasonably priced, and will increase in value over time.  If you have any questions about our investment philosophy or process please give us a call.

As always we appreciate your continued support.

Sincerely,

/s/Steve Scruggs, CFA

/s/Benton Bragg, CFA

President

Chairman

Queens Road Value Fund

Management Discussion

Below is the month-by-month performance of the Queens Road Value Fund, as well as the performance for the S&P/Barra Large Value Index and the S&P 500 Index. The Value Fund was up 5.77% for the sixth month period ending November 30, 2005.  This was less than the 7.02% return for the S&P/Barra Large Value Index and the 5.88% posted by the S&P 500.

	QRVLX	S&P/Barra Large Value	S&P 500
June 2005	1.08	1.51	0.14
July 2005	3.20	3.15	3.72
August 2005	-0.59	-0.75	-0.91
September 2005	0.89	1.04	0.81
October 2005	-2.35	-1.75	-1.67
November 2005	3.54	3.74	3.78

6 Months	5.77	7.02	5.88

Past performance should not be considered as representative of future gains or losses from an investment in the fund.  Returns for the fund, the S&P/Barra Large Value Index and the S&P 500 Index assume reinvestment of all dividends and do not include any impact taxes may or would have on returns.  The source for index returns is Morningstar Principia Pro 12/31/2005 release.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

SECTOR ILLUSTRATION

NOVEMBER 30, 2005 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Queens Road Value Fund

		Schedule of Investments
		November 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Accident & Health Insurance
2,500	Conseco, Inc. *	$ 56,050	2.03%

Advertising Agencies
250	Omnicom Group, Inc.	21,140	0.77%

Aerospace & Defense
160	Boeing Co.	10,910
600	United Technologies	32,304
		43,214	1.57%
Asset Management
550	T. Rowe Price Group, Inc.	39,573	1.43%

Banks
1,400	Bank of America Corp.	64,246
850	Fifth Third Bancorp.	34,230
1,250	National City Corp.	42,387
235	Wells Fargo	14,770
		155,633	5.64%
Broadcasting & Cable TV
1,290	Comcast Corp. CL A Special Non-voting *	33,540	1.22%

Cleaning Products
1,100	Clorox Co.	59,708	2.17%

Computer & Office Equipment
100	Lexmark International, Inc. *	4,762	0.17%

Computer Peripherals
1,800	Hewlett-Packard Co.	53,406	1.94%

Concrete, Gypsum & Plaster Products
337	Florida Rock Industries, Inc.	16,806	0.61%

Crude Petroleum & Natural Gas
200	Apache Corp.	13,056	0.47%

Data Processing Services
2,495	Electronic Data Systems Corp.	57,510	2.09%

Department Stores
90	Federated Department Stores	5,799	0.21%

Distillers & Vintners
830	Brown Forman Corporation "B"	57,154	2.07%

Diversified Financial Services
1,100	Citigroup Corp.	53,405	1.94%

Electric & Other Services Combined
1,100	WPS Resources Corp.	59,158	2.15%

Electric Utilities
1,700	Duke Power Co.	45,662
700	Exelon Corp.	36,428
1,065	Southern Co.	36,966
		119,056	4.32%
Electronic Connectors
450	Tyco International Ltd.	12,834	0.47%

Fire, Marine & Casualty Insurance
475	Progressive Corp.	58,420	2.12%

Games, Toys & Children's Vehicles
2,700	Hasbro, Inc.	55,134	2.00%

General Medical & Surgical Hospitals, NEC
1,000	Community Health Systems, Inc. *	40,090	1.45%

Guided Missiles & Space Vehicles & Parts
525	Alliant Techsystems, Inc. *	39,837	1.44%

Health Care Distributors & Services
200	Wellpoint Health Networks Inc. *	15,366	0.56%

Housewares & Specialties
380	Fortune Brands	29,625	1.07%

Household Appliances
2,000	Maytag Corp.	35,560	1.29%

Industrial Instruments For Measurement, Display, and Control
350	Danaher Corp.	19,425	0.70%

Insurance Agents, Brokers & Service
800	Marsh & Mclennan Companies, Inc.	24,712	0.90%

Integrated Oil & Gas
700	Exxon Mobil	40,621	1.47%

Investment Banking & Brokerage
145	Morgan Stanley	8,124	0.29%

Life Insurance
3,000	Aegon NV	47,340
1,035	MetLife, Inc.	53,240
800	Torchmark Corp.	43,296
		143,876	5.21%
Movies & Entertainment
980	Viacom Inc. CL B	32,732	1.19%

Men's & Boys' Furnishgs, Work Clothg, & Allied Garments
1,000	V.F. Corp.	56,650	2.05%

Multi-line Insurance
840	American International Group Inc.	56,398	2.05%

Packaged Goods
490	Unilever NV	32,820	1.19%

Personal Products
875	Alberto-Culver CL B	38,045	1.38%

Pharmaceuticals
500	Johnson & Johnson	30,875
820	Merck & Co., Inc.	24,108
		54,983	1.99%
Publishing
420	Gannett Inc.	25,880
800	John Wiley & Sons, Inc.	33,064	1.20%
		58,944
Real Estate Invetment Trusts
245	Simon Property Group	18,941	0.69%

Radio & Television Broadcasting & Communications Equipment
1,000	Motorola, Inc.	24,090	0.87%

Restaurants
1,325	McDonalds Corp.	44,851	1.63%

Refuse Systems
1,500	Waste Connections, Inc. *	52,260	1.90%

Retail-Family Clothing Stores
1,400	TJX Companies, Inc.	31,374	1.14%

Retail-Variety Stores
1,950	Dollar Tree Stores, Inc. *	44,772	1.62%

Services-General Medical & Surgical Hospitals, NEC
1,050	HCA, Inc.	53,540	1.94%

Services-Motion Picture & Video Tape Production
2,500	Time Warner, Inc.	44,950	1.63%

Telephone Communications
790	ALLTEL Corp.	52,796
1,986	America Movil SA DE CV	57,038
1,600	Century Telephone Enterprises, Inc.	52,960
584	Southwestern Bell Telephone Co. *	14,547
		177,341	6.43%
Textile - Apparel Clothing
800	Liz Claiborne, Inc.	27,904	1.01%

Thrift & Mortgage Finance
160	Fedl National Mortgage Assoc.	7,688	0.28%

Wholesale-Durable Goods
700	Grainger W.W., Inc.	49,161	1.78%

Total for Common Stock (Cost - $2,094,411)		2,280,038	82.68%

	Total Investments
	(Cost $ 2,094,411)	2,280,038	82.68%

	Other Assets Less Liabilities	477,734	17.32%

	Net Assets - 100.00%	$2,757,772	100.00%

* Non Income producing security

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Statement of Assets and Liabilities
November 30, 2005 (Unaudited)

Assets
Investment Securities at Market Value	$ 2,280,038
(Cost $ 2,094,411)
Cash	533,695
Receivables:
Dividends and Interest	6,413
Total Assets	2,820,146

Liabilities
Due to Advisor	1,922
Payable for Securities Purchased	60,452
Total Liabilities	62,374

Net Assets	$ 2,757,772
Net Assets Consist of:
Capital Paid In	2,542,972
Accumulated Net Investment Income (Loss)	10,063
Accumulated Realized Gain (Loss)	19,110
Unrealized Appreciation in Value
of Investments Based on Cost - Net	185,627
Net Assets, for 200,504 Shares Outstanding	$ 2,757,772
(Unlimited number of shares authorized without par value)
Net Asset Value Per Share ($2,757,772/200,504 shares)	$ 13.75

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Statement of Operations
For the six months ending November 30, 2005 (Unaudited)

Investment Income:
Dividends	$ 17,282
Interest	1,491
Total Investment Income	18,773
Expenses:
Advisory fees	8,710
Total Expenses	8,710

Net Investment Income	10,063

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	846
Unrealized Appreciation (Depreciation) on Investments	100,489
Net Realized and Unrealized Gain (Loss) on Investments	101,335

Net Increase (Decrease) in Net Assets from Operations	$ 111,398

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Statement of Changes in Net Assets	(Unaudited)
	6/1/2005	6/1/2004
	to	to
	11/30/2005	5/31/2005
From Operations:
Net Investment Income	$ 10,063	$ 10,678
Net Realized Gain (Loss) on Investments	846	26,269
Net Unrealized Appreciation (Depreciation) on Investments	100,489	22,804
Increase (Decrease) in Net Assets from Operations	111,398	59,751
From Distributions to Shareholders:
Net Investment Income	0	(15,418)
Net Realized Gain from Security Transactions	0	(37,976)
Change in Net Assets from Distributions	0	(53,394)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,258,690	947,379
Shares Issued on Reinvestment of Dividends	0	38,618
Cost of Shares Redeemed	0	(138,634)
Net Increase from Shareholder Activity	1,258,690	847,363

Net Increase in Net Assets	1,370,088	853,720

Net Assets at Beginning of Period	1,387,684	533,964
Net Assets at End of Period
(including accumulated undistributed net investment income (loss) of 10,063 and $0 respectively)	$ 2,757,772	$ 1,387,684

Share Transactions:
Issued	93,781	72,097
Reinvested	0	2,963
Redeemed	0	(10,931)
Net increase (decrease) in shares	93,781	64,129
Shares outstanding beginning of period	106,723	42,594
Shares outstanding end of period	200,504	106,723

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	6/1/2005		6/1/2004		6/1/2003	6/13/2002*
	to		to		to	to
	11/30/2005		5/31/2005		5/31/2004	5/31/2003
Net Asset Value -
Beginning of Period	$13.00		$12.54		$10.74	$10.00
Net Investment Income **	0.07		0.16		0.26	0.19
Net Gains or Losses on Securities
(Realized and Unrealized)	0.69		1.20		1.76	0.64
Total from Investment Operations	0.76		1.36		2.02	0.83
Distributions
(From net investment income)	0.00		(0.26)		(0.22)	(0.09)
(From capital gains)	0.00		(0.64)		0.00	0.00
Total from Distributions	0.00		(0.90)		(0.22)	(0.09)
Net Asset Value -
End of Period	$13.75		$13.00		$12.54	$10.74

Total Return	5.77%	(b)	10.79%	(a)	18.77%	8.43%	(b)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,758		$1,388		$534	$355

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	(c)	0.95%		0.95%	0.95%	(c)
Ratio of Net Investment Income to Average Net Assets	1.09%	(c)	0.89%		1.22%	1.10%	(c)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	(c)	0.57%		0.00%	0.00%	(c)
Ratio of Net Investment Income to Average Net Assets	1.09%	(c)	1.27%		2.17%	2.04%	(c)
Portfolio Turnover Rate	13.30%	(c)	54.53%		36.79%	1.73%	(c)

(a) Total return before the waiver of related party broker commissions is 10.79% (see note 3).
(b) For a period of less than one year, total return is not annualized
(c) Annualized
* Commencement of Operations
** Net investment income/loss per share amounts were calculated using the average share method.

The accompanying notes are an integral part of the financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2005 (UNAUDITED)

Note 1. Organization

The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. Prior to November 26, 2003 the Queens Road Value Fund was named the Queens Road Large Cap Value Fund.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of .95% of the Fund’s average daily net asset value. For the six months ended November 30, 2005, the Advisor earned $8,710.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund. The amount due to the Advisor at November 30, 2005 is $1,922.

Certain Trustees and officers of the Advisor are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS also received $234 during the from brokerage fees on executions of purchases and sales of the Fund’s portfolio investments.  In addition to the amounts received, QRS waived commissions of $322.

Note 4. Capital Share Transactions

At November 30, 2005, there were an unlimited number of shares authorized and 200,504 shares outstanding, each with no par value, and capital paid-in amounted to $2,757,772 for the Fund.

Note 5. Investments

For the six months ended November 30, 2005, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $959,743 and $113,272, respectively. As of November 30, 2005, the gross unrealized appreciation for all securities totaled $242,760 and the gross unrealized depreciation for all securities totaled $57,133, for an unrealized appreciation of $185,627.  The aggregate cost of securities for federal income tax purposes at November, 2005 was $2,094,411.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the six months ended November 30, 2005 and fiscal year ended May 31, 2005 were as follows:

Distributions paid from:	Six months ended November 30, 2005	Year ended May 31, 2005
Ordinary Income	$0	$11,913
Short-Term Capital Gain	0	10,619
Long-Term Capital Gain	0	30,862
Return of Capital	0	0
	$0	$53,394

As of November 30, 2005 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$10,063
Undistributed long-term capital gain	19,110
Unrealized appreciation/ (depreciation)	185,627
$103,402

There were no differences between book-basis and tax-basis unrealized appreciation (depreciation).

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2005, the Bragg family owned over 46% of the Fund.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Queens Road Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2005 through November 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Queens Road Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2005	November 30, 2005	June 1,2005 to November 30, 2005

Actual	$1,000.00	$1,057.69	$4.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.31	$4.81

* Expenses are equal to the Fund's annualized expense ratio of .95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Queens Road Small Cap Value Fund

Management Discussion

Below is the month-by-month performance of the Queens Road Small Cap Value Fund, as well as the performance for the Russell 2000 Value Index and the Russell 2000 Index. The Small Cap Value Fund was up 3.57% for the sixth month period ending November 30, 2005.  This was less than the 9.21% return for the Russell 2000 Value Index and the 10.47% posted by the Russell 2000 Index.  The fund had considerably less exposure to energy stocks than did its benchmark.   As energy was by far the best performing sector during the period this contributed to the funds underperformance.

	QRSVX	Russell 2000 Value	Russell 2000
June 2005	3.63	4.42	3.86
July 2005	4.23	5.69	6.34
August 2005	-3.19	-2.30	-1.85
September 2005	0.48	-0.17	0.31
October 2005	-4.35	-2.51	-3.10
November 2005	3.05	4.06	4.85

6 Months	3.57%	9.21%	10.47%

Past performance should not be considered as representative of  future gains or losses from an investment in the fund.  Returns for the fund, the Russell 2000 Value Index and the Russell 2000 Index assume reinvestment of all dividends and do not include any impact taxes may or would have on returns.  The source for index returns is Morningstar Principia Pro 12/31/2005 release.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

SECTOR ILLUSTRATION

NOVEMBER 30, 2005 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Queens Road Small Cap Value Fund

		Schedule of Investments
		November 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
1,250	United Industrial	$ 54,313	0.75%

Arrangement of Transportation of Freight & Cargo
7,119	Vitran Corp., Inc. *	128,071	1.78%

Banks
4,500	First Midwest Bancorp, Inc.	168,435
1,008	Greater Bay Bancorp	26,853
1,001	Southside Bancshares	20,030
		215,318	2.99%

Bottled & Canned Soft Drinks & Carbonated Waters
13,900	National Beverage Corp. *	104,111	1.45%

Casinos & Gambling
4,838	Aztar Corporation *	151,478	2.10%

Commercial Printing
3,525	Banta Corp.	178,012	2.47%

Construction & Farm Machinery
3,026	Oshkosh Truck Corporation	135,958	1.89%

Crude Petroleum & Natural Gas
2,000	St. Mary Land & Exploration Co.	71,240	0.99%

Distillers & Vintners
9,190	Constellation Brands, Inc. *	217,068	3.01%

Electric, Gas & Sanitary Services
4,250	MGE Energy, Inc.	148,623	2.06%

Diversified Chemicals
2,410	FMC Corp. *	128,140	1.78%

Electronic Equipment & Instruments
2,985	MTS Systems Corp.	105,281	1.46%

Fertilizers & Agricultural Chemicals
2,900	American Vanguard Corp.	66,845	0.93%

Fire, Marine & Casualty Insurance
4,000	Endurance Specialty Holdings Ltd.	137,800
3,000	Horace Mann Educators Corp.	56,820
2,700	Platinum Underwriters Holdings, Ltd.	82,242
		276,862	3.84%

Footwear
4,684	K-Swiss, Inc. Class A	146,000	2.03%

Gas Utilities
5,600	UGI Corp.	123,200	1.71%

General Building Contractors - Nonresidential Buildings
8,000	Perini Corp. *	207,200	2.88%

Greeting Cards
3,200	American Greetings Corp.	83,840	1.16%

Hazardous Waste Management
6,239	Duratek, Inc. *	102,382	1.42%

Health Care Distributors & Services
2,020	Owens & Minor, Inc.	57,287	0.80%

Health Care Supplies
4,800	Nutraceutical International *	61,728	0.86%

Home Furnishings
3,000	Dorel Industires, Inc. *	72,840	1.01%

Housewares & Specialities
3,258	CSS Industries, Inc.	108,687
5,257	Lancaster Colony Corp.	205,023
		313,710	4.35%

Industrial Machinery
520	Graco Incorporated	18,918	0.26%

Industrial Inorganic Chemicals
440	Georgia Gulf Corp.	12,258	0.17%

Insurance Brokers
2,820	Hub International Ltd.	67,962	0.94%

Life Insurance
5,500	Phoenix Companies, Inc.	74,800
3,250	Universal American Financial *	47,970
		122,770	1.70%

Miscellaneous Electrical Machinery, Equipment & Supplies
2,099	Rofin-Sinar Technologies, Inc. *	90,614	1.26%

Mortgage Bankers & Loan Correspondents
13,400	Doral Financial Corp.	135,340	1.88%

Natural Gas Distribution
4,480	New Jersey Resources, Corp.	190,445
5,000	Piedmont Natural Gas Co, Inc.	117,450
		307,895	4.27%

Newspapers: Publishing or Publishing & Printing
8,500	Journal Register Co.	132,855	1.84%

Nonferrous Foundries (Castings)
3,000	Matthews International Corp. Class A	117,870	1.64%

Ordnance & Accessories, (No Vehicles/Guided Missiles)
1,450	Allied Defense Group, Inc. *	32,668	0.45%

Packaged Foods
3,707	Sanderson Farms	132,043
6,626	Smithfield Foods, Inc. *	193,678
		325,721	4.52%

Perfumes, Cosmetics & Other Toilet Preparations
1,700	Inter Parfums, Inc.	28,152	0.39%

Pharmaceutical Preparations
4,000	Nature's Sunshine Products, Inc. *	73,640	1.02%

Personal Products
3,264	CCA Industries	26,961	0.37%

Property & Casualty Insurance
5,950	CNA Surety Corporation *	87,882
2,185	Commerce Group, Inc.	126,861
		214,743	2.98%

Real Estate Investment Trusts
2,878	Amli Residential Properties Trust	108,155
938	The Macerich Company	63,765
2,182	Prentiss Properties Trust *	89,462
		261,382	3.63%

Retail-Family Clothing Stores
5,550	Stage Stores, Inc.	166,000	2.30%

Retail-Grocery Stores
2,575	Arden Group, Inc.	224,643	3.12%

Services-Computer Integrated Systems Design
3,700	Intergraph Corp. *	177,674	2.47%

Services-Computer Processing & Data Preparation
8,700	Intrado, Inc. *	196,446	2.73%

Services-Equipment Rental & Leasing, NEC
3,578	Rent A Center, Inc. DE *	69,950	0.97%

Services-Offices & Clinics of Doctors of Medicine
4,382	Amsurg Corp. *	105,650	1.47%

Specialty Chemicals
1,625	Albemarle Corp.	59,800
1,075	Lubrizol Corp.	45,376
		105,176	1.46%

State Commercial Banks
601	Associated Banc-Corp. *	19,701
2,150	Central Pacific Financial Corp.	78,690
		98,391	1.37%
Trucking (No Local)
2,756	Heartland Express, Inc.	58,730	0.82%

Tires & Inner Tubes
3,800	Bandag, Inc.	162,830	2.26%

Women's, Misses', and Juniors Outerwear
3,220	Cherokee, Inc.	111,251	1.54%

Wholesale-Apparel, Piece Goods & Notions
10,500	Delta Apparel, Inc.	160,125
4,726	Weyco Group, Inc.	91,259
		251,384	3.49%

Total for Common Stock (Cost - $6,806,910)		6,847,381	95.04%

CASH AND EQUIVALENTS
356,088	First American Prime Obligation Fund CL A 3.35% **	356,088	4.94%

	Total Investments	7,203,469	99.98%
	(Cost $6,162,998)

	Other assets less liabilities	1,118	0.02%

	Net Assets	$ 7,204,587	100.00%

* Non Income producing security
** Variable Rate Security; the coupon rate shown represents the rate at November 30, 2005

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Assets and Liabilities
November 30, 2005 (Unaudited)

Assets
Investment Securities at Market Value	$ 7,203,469
(Cost $ 6,806,910)
Cash	224,433
Receivables:
Dividends and Interest	9,970
Total Assets	7,437,872
Liabilities
Due to Advisor	7,829
Payable for Securities Purchased	225,456
Total Liabilities	233,285
Net Assets	$ 7,204,587
Net Assets Consist of:
Capital Paid In	6,872,132
Accumulated Undistributed Net Investment Income	628
Accumulated Realized Loss	(64,732)
Unrealized Appreciation in Value
of Investments Based on Cost - Net	396,559
Net Assets, for 435,211 Shares Outstanding	$ 7,204,587
(Unlimited number of shares authorized without par value)
Net Asset Value Per Share ($7,204,587/435,211 shares)	$16.55

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Operations
For the six months ending November 30, 2005 (Unaudited)

Investment Income:
Dividends	$ 33,618
Interest	3,602
Total Investment Income	37,220
Expenses:
Advisory fees	36,592
Total Expenses	36,592

Net Investment Income	628

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(25,854)
Net Unrealized Appreciation (Depreciation) on Investments	102,783
Net Realized and Unrealized Gain (Loss) on Investments	76,929

Net Increase (Decrease) in Net Assets from Operations	$ 77,557

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Changes in Net Assets	(Unaudited)
	6/1/2005	6/1/2004
	to	to
	11/30/2005	5/31/2005
From Operations:
Net Investment Income	$ 628	$ 13,165
Net Realized Loss on Investments	(25,854)	(214)
Net Unrealized Appreciation on Investments	102,783	129,814
Increase in Net Assets from Operations	77,557	142,765
From Distributions to Shareholders:
Net Investment Income	0	(15,582)
Net Realized Gain from Security Transactions	0	(114,474)
Return of Capital	0	(8,037)
Change in Net Assets from Distributions	0	(138,093)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,914,556	2,686,443
Shares Issued on Reinvestment of Dividends	0	58,209
Cost of Shares Redeemed	(361,222)	(145,002)
Net Increase from Shareholder Activity	3,553,334	2,599,650

Net Increase in Net Assets	3,630,891	2,604,322

Net Assets at Beginning of Period	3,573,696	969,374
Net Assets at End of Period
(including accumulated undistributed net investment income (loss) of $628 and $0 respectively)	$ 7,204,587	$ 3,573,696

Share Transactions:
Issued	233,646	163,528
Reinvested	-	3,558
Redeemed	(22,012)	(9,584)
Net increase (decrease) in shares	211,635	157,502
Shares outstanding beginning of period	223,576	66,074
Shares outstanding end of period	435,211	223,576

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	6/1/2005		6/1/2004		6/1/2003	6/13/2002*
	to		to		to	to
	11/30/2005		5/31/2005		5/31/2004	5/31/2003
Net Asset Value -
Beginning of Period	$15.98		$14.67		$10.80	$10.00
Net Investment Income **	0.00		0.10		0.19	0.16
Net Gains or Losses on Securities
(Realized and Unrealized)	0.58		2.04		3.85	0.73
Total from Investment Operations	0.58		2.14		4.04	0.89
Distributions
(From net investment income)	0.00		(0.09)		(0.17)	(0.09)
(From capital gains)	0.00		(0.68)
(From return of capital)	0.00		(0.05)		0.00	0.00
Total from Distributions	0.00		(0.82)		(0.17)	(0.09)
Net Asset Value -
End of Period	$16.55		$15.98		$14.67	$10.80

Total Return	3.57%	(b)	14.38%	(a)	37.52%	9.02%	(b)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$7,205		$3,574		$969	$382

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	(c)	1.35%		1.35%	1.35%	(c)
Ratio of Net Investment Income to Average Net Assets	0.02%	(c)	0.14%		0.10%	0.42%	(c)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	(c)	0.87%		0.00%	0.00%	(c)
Ratio of Net Investment Income to Average Net Assets	0.02%	(c)	0.62%		1.45%	1.76%	(c)
Portfolio Turnover Rate	47.00%	(c)	39.74%		82.56%	13.26%	(c)

(a) Total return before the waiver of related party brokerage commissions is 14.38% (see note 3).
(b) For a period of less than one year, total return is not annualized
(c) Annualized
* Commencement of Operations
** Net Investment Income/Loss per share amounts were calculated using the average share method.

The accompanying notes are an integral part of the financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2005 (UNAUDITED)

Note 1. Organization

The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Accounting principles general accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund paid a return of capital distribution of $8,037.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the six months ended November 30, 2005, the Advisor earned $36,592.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  The amount owed to the advisor at November 30, 2005 is $7,829.

Certain Directors and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the fund’s shares. Certain officers of the trust are also officers of (“QRS”). QRS also received $343 during the year from brokerage fees on executions of purchases and sales of the Fund’s investments.  In addition to the amounts received, QRS waived commissions of $392.

Note 4. Capital Share Transactions

At November 30, 2005, there were an unlimited number of shares authorized and 435,211 shares outstanding, each with no par value, and capital paid-in amounted to $6,872,132 for the Fund.

Note 5. Investments

For the six months ended November 30, 2005, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $4,430,005 and $1,206,997, respectively.  The aggregate cost of securities for federal income tax purposes at November 30, 2005 was $6,806,910.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the six months ended November 30, 2005 and fiscal year ended May 31, 2005 were as follows:

Distributions paid from:	Six months ended November 2005	Year ended May 31, 2005
Ordinary Income	$0	$15,582
Short-Term Capital Gain	0	57,234
Long-Term Capital Gain	0	57,240
Return of Capital	0	8,037
	$0	$138,093

As of November 30, 2005 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	628
Undistributed long-term capital gain/ (accumulated losses)	(64,732)
Unrealized appreciation/ (depreciation)	396,559
$332,455

At November 30, 2005, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a taxis basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
413,160	(161,465)	251,695

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2005, the Bragg family owned over 27.48% of the Fund.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Queens Road Small Cap Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2005 through November 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Queens Road Small Cap Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2005	November 30, 2005	June 1,2005 to November 30, 2005

Actual	$1,000.00	$1,035.67	$6.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BRAGG CAPITAL TRUST

BOARD OF TRUSTEES

NOVEMBER 30, 2005 (UNAUDITED)

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 36	Trustee, President Secretary	Unlimited; 3 years	Bragg Financial Advisors, Portfolio Manager/CCO(2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 37	Trustee, Chairman Treasurer	Unlimited; 3 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 52 [2]	Trustee	Unlimited; 3 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 35[1,2]	Trustee	Unlimited; 3 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None
Harold Smith, 40[2]	Trustee	Unlimited; 3 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 44[1]	Trustee	Unlimited; 3 years	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer	Two	None
Robert Carter, 36	Trustee	Unlimited; 0 years	Laureate Capital, Strategic Planning Analyst (2004 – Present) BB&T, Strategic Planning Analyst Winston Salem NC (2000 - 2004)	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1)Member of the Audit Committee of the Board of Trustees, which makes  recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2)Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

The Statement of Additional Information has additional information about the Trustees and is available at without charge upon request by calling toll-free 1-800-595-3088.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

www.queensroadfunds.com

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 29, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date February 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date February 8, 2006

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date February 8, 2006

* Print the name and title of each signing officer under his or her signature.